Operating Segments	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Segments Information
Note 22 - Operating Segments

The Company’s reportable segments, which form the Company’s strategic business units, are described below:

•
Photovoltaic power plants (PV Plants) – Operation of installations that convert the energy in sunlight into electrical energy as follows:  (i) approximately 22.6MWp aggregate installed capacity of photovoltaic power plants in Italy, that the Company sold on December 20, 2019, (ii) approximately 7.9MWp aggregate installed capacity of photovoltaic power plants in Spain, (iii) a photovoltaic power plant of approximately 9 MWp installed capacity in Israel and (iv) Talasol, which is constructing a photovoltaic plant with a peak capacity of 300 MW in the municipality of Talaván, Cáceres, Spain.

•
Dorad Energy Ltd. (Dorad) – 9.375% indirect interest in Dorad, which owns and operates a combined cycle power plant based on natural gas, with production capacity of approximately 860 MW, located south of Ashkelon, Israel.

•
Anaerobic digestion plants (Biogas) – Groen Gas Goor B.V. and of Groen Gas Oude-Tonge B.V., project companies operating anaerobic digestion plants with a green gas production capacity of approximately 375 Nm3/h, in Goor, the Netherlands and 475 Nm3/h, in Oude Tonge, the Netherlands, respectively.

•	Pumped storage hydro power plant (Manara) – 75% of a project to construct a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel.

Factors that management used to identify the Company’s reportable segments

The Company’s strategic business units offer different products and the allocation of resources and evaluation of performance is managed separately because they require different technology.

For each of the strategic business units, the Company’s chief operating decision maker (CODM) reviews internal management reports on at least a quarterly basis. The following summary describes the operations in each of the Company’s operating segments.

The Company presented the photovoltaic power plants per geographical areas, as the information collected and analyzed by the CODM in connection with the PV Plants is presented based on the physical location of the PV Plant. The CODM reviews the Israeli Shekel denominated information on Dorad and the PV Plant located in Israel and the information presented in the tables below is translated into euro. The CODM reviews the Company’s share in the results of Dorad. In the reports analyzed by the CODM, the PV Plant located in Israel is presented under the fixed asset model and not under the financial asset model as per IFRIC 12.

Performance is measured based on segment gross profit as included in reports that are regularly reviewed by the chief operating decision maker. Segment gross profit is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries.

Segment assets consist of current assets and fixed assets, as included in reports provided regularly to the chief operating decision maker.

	PV							Total
								reportable		Total
	Italy	Spain	Israel	Talasol	Biogas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2019
	€ in thousands

Revenues	10,082	2,987	4,114	-	4,786	63,416	-	85,385	(66,397)	18,988
Operating expenses	(1,422)	(504)	(325)	-	(4,387)	(48,558)	-	(55,196)	48,558	(6,638)
Depreciation and amortization expenses	(3,668)	(903)	(2,271)	(30)	(1,353)	(5,031)	-	(13,256)	6,840	(6,416)
Gross profit (loss)	4,992	1,580	1,518	(30)	(954)	9,827	-	16,933	(10,999)	5,934
Project development costs										(4,213)
General and
administrative expenses										(3,827)
Share of profits (loss) of
equity accounted investee										3,086
Other income, net										(2,100)
Capital gain (loss)										18,770
Operating profit										17,650
Financing income										1,827
Financing income
(expenses) in connection
with derivatives, net										897
Financing expenses, net										(10,877)
Profit before taxes on
Income										9,497
Segment assets as at
December 31, 2019	-	16,324	38,942	118,848	18,463	116,561	2,473	311,611	(1,439)	310,172

	PV							Total
								reportable		Total
	Italy	Spain	Israel	Talasol	Biogas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2018
	€ in thousands

Revenues	9,560	3,033	4,011	-	4,483	58,063	-	79,150	(61,033)	18,117
Operating expenses	(1,579)	(574)	(507)	-	(3,682)	(44,600)	-	(50,942)	44,600	(6,342)
Depreciation and amortization expenses	(3,569)	(828)	(2,042)	-	(1,081)	(4,811)	-	(12,331)	6,515	(5,816)
Gross profit (loss)	4,412	1,631	1,462	-	(280)	8,652	-	15,877	(9,918)	5,959
Project development costs										(2,878)
General and
administrative expenses										(3,600)
Share of profits (loss) of
equity accounted investee										2,545
Other income, net										884
Operating profit										2,910
Financing income										2,936
Financing income
(expenses) in connection
with derivatives, net										494
Financing expenses, net										(5,521)
Profit before taxes on
Income										819
Segment assets as at December 31, 2018	54,539	16,799	34,258	15,169	18,879	105,246	2,318	247,208	(36,048)	211,160

	PV						Total
							reportable		Total
	Italy	Spain	Israel	Dorad	Biogas	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2017
	€ in thousands

Revenues	10,143	3,007	1,378	58,234	303	-	73,065	(59,429)	13,636
Operating expenses	(1,660)	(677)	(117)	(45,027)	(95)	-	(47,576)	45,027	(2,549)
Depreciation and amortization expenses	(3,567)	(828)	(447)	(4,817)	(111)	-	(9,770)	5,252	(4,518)
Gross profit	4,916	1,502	814	8,390	97	-	15,719	(9,150)	6,569
Project development costs									(2,739)
General and
administrative expenses									(2,420)
Share of pro loss of equity
accounted investee									1,531
Other income, net									18
Operating Profit									2,959
Financing income									1,333
Financing income
(expenses) in connection
with derivatives, net									(3,156)
Financing expenses, net									(7,405)
Loss before taxes
on Income									(6,269)

Segment assets as at December 31, 2017	59,441	16,779	37,903	114,282	16,882	2,386	247,673	(49,586)	198,087

Geographical information
The Company is domiciled in Israel and it operates in Israel, Italy and in Spain through its subsidiaries that own seventeen PV Plants, in the Netherlands through its subsidiaries that own anaerobic digestion plants and also in Israel through Dori Energy. On December 20, 2019, the Company sold ten Italian Subsidiaries, which own twelve photovoltaic plants with an aggregate nominal capacity of approximately 22.6 MW.

The following table lists the revenues from the Company's operations in Israel, the Netherlands, Italy and Spain:

	For the year ended December 31
	2019	2018	2017
	€ in thousands
Israel	1,133	1,041	183
The Netherlands	4,786	4,483	303
Italy	10,082	9,560	10,143
Spain	2,987	3,033	3,007
Total revenues	18,988	18,117	13,636

The following table lists the fixed assets, net from the Company's operation:

	For the year ended December 31
	2019	2018
	€ in thousands
Israel	19	17
The Netherlands	17,043	17,464
Italy	-	44,986
Spain	109,545	24,753
Total fixed assets, net	126,607	87,220